Loss Before Income Tax	12 Months Ended
Dec. 31, 2020
Profit Loss [Abstract]
Loss Before Income Tax
18.	LOSS BEFORE INCOME TAX
a.	Other income
	For the year ended December 31
	2018	2019	2020
ADS issuance contribution	$-	$-	$587,736
Government grants for research and development expenditures	-	-	165,699
Government subsidies	-	-	134,611
Others (Note 17)	187,244	-	-

	$187,244	$-	$888,046

ADS issuance contribution is other non-operating income receivable from J.P. Morgan Chase Bank N.A., the Custodian and the Depositary as part of the conversion of ordinary shares to ADS post Taiwan delisting. As of December 31, 2020, the Company recognized a total $587,736 as other non-operating income and as of December 31, 2020, $528,841 is outstanding as other receivables.

Government grants for research and development expenditures relates to a research and development grant of $165,699, approved by the Australian government on August 13, 2020, for research and development activities carried out in Australia in 2019.

Government subsidies are reliefs from the Singapore government to support and encourage wage increases, raise employability of older Singaporeans and to help employers retain local employees due to economic uncertainty caused by the COVID-19 pandemic.

b.	Other gains and losses
	For the year ended December 31
	2018	2019	2020
Net foreign exchange gains (losses)	$95,894	$(135,413)	$(210,647)
(Loss) Gain on disposal of property, plant and equipment	-	(74,195)	968
Net gain(loss) on fair value changes of financial assets and liabilities at fair value through profit or loss	60,004	(46,985)	78,038
Loss on lease modification	-	(64,287)	-
Others	57,345	(6,678)	2,342
	$213,243	$(327,558)	$(129,299)

c.	Finance costs

	For the year ended December 31
	2018	2019	2020
Interest on government loans	$441,474	$435,684	$431,143
Interest on other long term borrowing	50,430	342,540	342,540
Interest on loans from shareholders	-	73,780	327,324
Interest on loans from related parties	-	13,571	105,899
Interest on lease liabilities	-	36,037	40,425
	$491,904	$901,612	$1,247,331

d.	Depreciation and amortization

	For the year ended December 31
	2018	2019	2020
Right-of-use assets	$-	$267,948	$265,316
Property, plant and equipment	235,410	173,056	29,757
Computer software	6,355	4,347	2,685
	$241,765	$445,351	$297,758

e.	Employee benefits expense

	For the year ended December 31
	2018	2019	2020
Short-term benefits	$8,002,069	$5,628,025	$4,539,663
Post-employment benefits (Note 15)	424,157	325,059	200,045
Share-based payments (Note 21)
Equity-settled	451,060	42,511	132,200
Cash-settled	838,677	1,272	213,636
Total employee benefits expense	$9,715,963	$5,996,867	$5,085,544
Employee benefits expense by function
General and administrative expenses	$6,294,470	$4,210,477	$3,856,753
Research and development expenses	3,421,493	1,786,390	1,228,791
	$9,715,963	$5,996,867	$5,085,544